Standards issued but not yet effective	12 Months Ended
Jun. 30, 2021
Standards issued but not yet effective
Standards issued but not yet effective

39 Standards issued but not yet effective

A number of new standards are effective for the annual periods beginning after January 1, 2021 and early application is permitted; however, the Group has not early adopted the new or amended standards in preparing these consolidated financial statements.

The following amended standards and interpretations are not expected to have a significant impact on the Group’s consolidated financial statements.

Effective for
accounting periods
beginning on or after
—Interest rate benchmark reform – Phase 2 (Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16)	January 1, 2021

—Onerous contracts – Cost of fulfilling a contract (Amendments to IAS 37)	January 1, 2022

—Annual improvements to IFRS standards 2018-2020	January 1, 2022

—Property, plant and equipment: Proceeds before intended use (Amendments to IAS16)	January 1, 2022

—Reference to the conceptual framework (Amendments to IFRS 3)	January 1, 2022

—Classification of liabilities as current or non-current (Amendments to IAS 1)	January 1, 2023

—IFRS 17, Insurance contracts	January 1, 2023